Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Presentation of the financial statements
A.	Presentation of the financial statements

These Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB and IFRIC.

The Company’s Consolidated Financial Statements have been prepared under the historical cost convention, except for warrants and simple agreements for future equity (“SAFEs”), classified as liabilities and measured at fair value through profit and loss, share based payments measured at the grant date fair value and liabilities in respect of post-retirement employee benefits presented based on their value.

The Company has elected to present the consolidated statement of comprehensive income (loss) using the function of expense method.

Significant considerations, estimates and assumptions used in the preparation of the financial statements
B.	Significant considerations, estimates and assumptions used in the preparation of the financial statements
(1)	Critical accounting judgments

In applying the significant accounting policies to its financial statements, the Company made judgments regarding the following issues, which have had material impact on amounts recognized in the financial statements:

-	Revenue recognition

As set out in subsection P below, for each type of sale transaction the Company is required to determine whether it is a principal or an agent. In order to make this decision, the Company assesses, among other things, whether it controls the goods prior to their delivery to the customer, and whether it is the primary obligor in the transaction.

-	Provision for damaged or slow-moving inventory

As set out in subsection H below, the Company periodically examines the condition and age of its inventory and makes provisions for damaged or slow-moving inventory accordingly.

(2)	Main estimates and assumptions

Preparation of the financial statements requires management to use estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. The underlying estimates and assumptions reviewed on an ongoing basis. Changes in the accounting estimates charged in the period in which the change in estimate is made

Set forth below are the key assumptions made and critical estimates calculated in the preparation of the financial statements:

-	Non-marketable fair value of financial instruments

The fair value of non-marketable financial instruments (SAFEs and warrants) classified into level 3 in the fair value hierarchy was determined using valuation methods generally accepted in the measurement of such financial instruments, and based on assessments and assumptions, a change in which may affect the fair value of the measured financial instruments (including volatility in the company’s ordinary share price (“Ordinary Share”) price and expected dividend yield).

-	Post-employment employee benefits

The liability in respect of defined benefit plans for post-employment employee benefits is determined using actuarial valuation techniques. The calculation of the liability involves making assumptions regarding, among other things, discount rates, expected rates of pay rise rates, and the rates of employee turnover. The balance of liabilities may be significantly impacted by changes in those estimates.

-	Loans and collaterals from interested parties

The company has received loans from interested parties (see Note 10.B). Furthermore, the interested parties provided to the Company - without consideration - personal deposits to secure its undertakings. The loans received and the collateral provided as stated above were accounted for as transactions with controlling shareholders involving an equity benefit. Therefore, the Company was required to estimate the value of the interest it would have been required to pay had the loans been received from third parties that are not related to the Company, and the value of the collateral provided to it by the interested parties had they been provided by an unrelated third party. In each reporting period, the value of interest and the value of the fee arising from the provision of the collateral as stated above was recognized in the finance expenses line item in profit and loss against a corresponding amount recognized in equity.

Business combinations under common control
C.	Business combinations under common control

Business combinations, in which all entities included in the business combination are under common control, both before and after the business combination, are measured using a method that is similar to the “pooling-of-interests” method, the principles of which are set out below:

-	The assets and liabilities of the acquired company are initially recognized in the Company’s Consolidated Financial Statements at their carrying amounts as per the controlling shareholder’s financial statements immediately prior to the business combination.
-	The difference between the considerations set forth in the transaction and the carrying amount of the acquired company’s net assets is recognized directly in equity.
-	The Company’s equity components are restated from the date on which control in the company was assumed, such that the equity components of the acquired company are added to the same equity components the Company has.

Accordingly, the Consolidated Financial Statements reflect the financial position and operating results of the Company and the entities included in the business combination, as if the business combination has already taken place on the earliest date on which the entities were controlled by the Company’s controlling shareholder.

Consolidated Financial Statements
D.	Consolidated Financial Statements

The Consolidated Financial Statements include the statements of subsidiary companies that are controlled by the Company. Control exists when a company has the power to influence the investee, has exposure, or rights to variable returns from its involvement with the investee, as well as the ability to use its power to affect the amounts of its return from the investee. When testing for control, potential voting rights are taken into account only if they are substantive. The financial statements are consolidated from the date on which control is gained until the date on which control ceases.

Material intra-group balances and transactions were eliminated in full in the Consolidated Financial Statements.

When control in a consolidated company is lost, the Company recognizes in profit or loss an amount equal to the difference between the aggregate amount of the consideration received and the fair value of any remaining investment in the former consolidated company, and the carrying amounts of the assets, liabilities and non-controlling interests of the former consolidated company.

The dates of the financial statements of the consolidated companies are identical to those of the Company’s financial statements. The accounting policies in the financial statements of the consolidated companies have been applied uniformly and consistently with those applied in the Company’s financial statements.

Functional currency and foreign currency
E.	Functional currency and foreign currency
(1)	Functional currency and presentation currency

The Consolidated Financial Statements are presented in U.S. dollars (hereinafter - “$“or “USD”), the functional currency of the Company and its consolidated companies and the currency that best reflects their transactions and the commercial environments in which they operate, and their transactions.

(2)	Foreign currency transactions

Transactions denominated in a foreign currency other than USD are recorded upon initial recognition at the exchange rate on the date of the transaction. After initial recognition, monetary assets and liabilities denominated in a foreign currency are translated into the functional currency at the exchange rate at the reporting date. Exchange differences, other than those capitalized to qualifying assets or directly carried to equity as part of hedges, are carried to profit and loss. Non-monetary assets and liabilities denominated in foreign currency which are presented at cost are translated into the functional currency according to the exchange rate at the transaction date. Non-monetary assets and liabilities denominated in foreign currency and presented at fair value are translated into the functional currency at the exchange rate prevailing on the date on which the fair value was determined.

Cash and cash equivalents
F.	Cash and cash equivalents

Cash and cash equivalents include highly liquid investments, including short-term bank deposits with original maturities of at least three months from the investment date, and which are not restricted by a pledge.

Short-term deposits
G.	Short-term deposits

Short-term bank deposits with original maturities of three months from the investment date, with banking corporations, and which do not meet the definition of cash equivalents. The deposits are presented according to the terms of their deposit.

Inventory
H.	Inventory

Inventory is measured at the lower of cost or net realizable value. Inventory costs include expenditures for the purchase of inventory and bringing it to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated selling costs. The company periodically examines the condition and age of its inventory and makes provisions for damaged or slow-moving inventory accordingly. As of December 31, 2023, and 2022, the provision for slow-moving inventory is immaterial.

The cost of inventory is determined on a “first in-first out” basis.

Financial instruments
I.	Financial instruments
(1)	Financial assets
A.	Financial assets measured at amortized cost

Financial assets measured at amortized cost include loans and receivables that comply with both of the following conditions:

-	The asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows arising therefrom.
-	According to the contractual terms and conditions of the financial asset, the Company is entitled, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Loans and receivables are initially recognized at fair value plus directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost, using the effective interest method.

The financial assets of the Company are cash and cash equivalent, deposits with banking corporations, trade receivables, net, other current assets and long-term deposits.

On each reporting date, the Company reviews the provision for loss in respect to financial instruments measured at amortized cost. The Company distinguishes between two situations of recognition of the provision for impairment:

-	Debt instruments that have not undergone a significant deterioration in credit quality since their initial recognition, or where the credit risk is low - the impairment provision that will be recognized in respect to this debt instrument will take into account expected credit losses within a period of 12 months after the reporting date or
-	Debt instruments that have undergone a significant deterioration in credit quality since their initial recognition and the credit risk of which is low - the impairment provision that will be recognized will take into account the expected credit losses - throughout the remaining life of the instrument.

The impairment of the debt instruments measured at amortized cost is charged to profit or loss against the provision. The Company has financial assets with short credit periods, to which it may apply the expedient set forth in the model, i.e., the Company measures the impairment provision at an amount equal to expected credit losses throughout the entire life of the instrument. The Company opted to apply the expedient available in respect of these financial assets.

Impairment provisions for trade receivables are recognized based on the simplified approach within IFRS 9 – Financial Instruments using a provision matrix in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables.

(2)	Financial liabilities
A.	Financial liabilities measured at amortized cost

Financial liabilities measured at amortized cost include interest-bearing loans and credit, suppliers’ credit and other payables. Upon initial recognition, these financial liabilities are measured at fair value net of directly attributable transaction costs. Subsequent to initial recognition, the above loans and credit are measured at amortized cost, using the effective interest method.

B.	Financial liabilities measured at fair value

Financial liabilities measured at fair value include held-for-trading financial liabilities (such as financial derivatives) and financial liabilities designated by the Company as liabilities at fair value through profit or loss upon initial recognition.

C.	Derecognition of financial liabilities

A financial liability is derecognized when if it is settled - i.e., when the obligation established in a contract is repaid or canceled or expires.

(3)	Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount is presented in the statement of financial position if the Company has a legally enforceable right to set off the amounts and intends either to settle them on a net basis or to dispose of the asset and settle the liability simultaneously.

Research and development costs
J.	Research and development costs

Research costs are recognized in profit or loss as incurred. Costs incurred for a development project or from internal-use are recognized as an intangible asset only if the technical feasibility of completing the intangible asset so that it will be available for use or sale can be demonstrated; the Company intends to complete the intangible asset and use or sell it; the Company is able to use or sell the intangible asset; the Company is able to demonstrate how the intangible asset will generate future economic benefits; there are available adequate technical, financial and other resources to complete the intangible asset; and the costs attributable to the intangible asset during its development can be reliably measured.

The asset is measured at cost and presented net of accumulated amortization and impairment. The amortization of the asset commences when the development is completed, and the asset is available for use. The asset is amortized over its useful life. The asset is tested for impairment once a year and over the development period.

When it is impossible to recognize an internally-generated intangible asset, development costs are recognized in profit or loss as incurred. Development costs previously recognized as an expense are not recognized as an asset in a later period.

The conditions for recognizing as intangible assets costs in respect of internal development were not fulfilled in all reporting periods, due to, among other things, the lack of economic and other resources required to complete the development, and since some of the development activity in the reporting periods constitutes current maintenance work and upgrades to existing technology aimed at retaining the projected economic benefits. In view of the above, internal development costs were recognized in full in profit and loss.

Leases
K.	Leases

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of an asset for a period of time in exchange for a consideration.

According to IFRS 16 – Leases, the transactions in which the Company is the lessee, are recognized at commencement date a right-of-use asset against a lease liability, excluding transactions for periods of up to 12 months and transactions in which the underlying asset is of low value, in which the Company opted to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

Transactions where a Company employee is entitled to an automobile as part of his or her employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 – Employee Benefits, rather than as a sublease transaction.

On commencement date, the lease liability includes all unpaid lease payments, capitalized at the lease’s implicit interest rate, when it can be readily determined, or at the Company’s incremental interest rate. After commencement date, the Company measures the lease liability using the effective interest method.

At commencement date, the right-of-use asset is recognized at the amount of the lease liability plus lease payments paid on or before commencement date, plus transaction costs incurred. A right-of-use asset is measured using the cost model and depreciated over the shorter duration of its useful life or the lease term.

Set forth below are data regarding the depreciation periods of the relevant right-of-use assets by groups of right-of-use assets:

Years

Office space	2 - 5
Vehicles	3

Property, plant and equipment
L.	Property, plant and equipment

Property, plant and equipment items are presented at cost, including directly attributable acquisition costs, net of accumulated depreciation and accumulated impairment losses. Improvements and enhancements are recognized in the cost of the assets, whereas maintenance and repair expenses are recognized in profit and loss as incurred.

Depreciation is calculated at equal annual rates over the asset’s useful life, as follows:

%

Furniture and office equipment	7
Computers and electronic equipment	33 - 15
Molds and production equipment	33
Leasehold improvements (see below)	5 - 10

Leasehold improvements are amortized on a straight-line basis over the lease term, (including the period of an extension option the company intends to exercise) or the useful life of the improvements, whichever is shorter duration of the two.

Depreciation of an asset ceases at the earlier date that the asset is classified as held for sale or that the asset is derecognized. An asset is derecognized from the books on date of sale or when no future economic benefits are expected from its use. A profit or loss arising from the derecognition of the asset is calculated as the difference between the proceeds from the sale of the asset and its carrying amount on the date of recognition, and recognized in profit and loss.

Impairment of non-financial assets
M.	Impairment of non-financial assets

The Company assesses the need to record impairment of non-financial assets when events or changes in circumstances indicate that their carrying amounts are not recoverable. Where the book value of non-financial assets exceeds the irrecoverable amount, the assets are written down to their recoverable amount. The recoverable amount is the higher of the asset’s fair value net of costs to sell and its value in use, which is determined in accordance with the present value of the estimated cash flow expected to be generated from the use of the asset and its disposal at the end of its useful life. In the case of an asset that does not generate independent cash flows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit and loss. An impairment loss that was recognized may be reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount when the impairment loss was recognized.

Provisions
N.	Provisions

A provision in accordance with IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, is recognized when the Company has a present (legal or constructive) obligation as a result of a past event and it is probable that economic resources shall be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects that some or all of the expense will be reimbursed to it, such as in an insurance contract, the repayment will be recognized as a separate asset, only when it is highly likely that the asset will be received. The expense will be recognized in profit and loss net of the portion reimbursed.

Warranty provision

The Company provides for its customers a standard warranty of 12 months.

Liabilities for employee benefits
O.	Liabilities for employee benefits
(1)	Short-term employee benefits

Short-term employee benefits are benefits which are expected to be fully paid within up to one year after the end of the annual reporting period in which employees provide the services. These benefits mainly include wages and generally accepted social benefits. Liabilities for short-term employee benefits are measured on an undiscounted basis, and the expenses in respect thereof are recognized in profit and loss in the period during which the services were rendered by the employees. The liability in respect of bonuses is recognized when the Company has a legal or constructive obligation to pay the bonuses in respect of a service previously rendered by the employee, and the amount payable may be measured reliably.

(2)	Post-employment employee benefits

The Company has defined contribution plans in accordance with Section 14 of the Israeli Severance Pay Law. According to these plans, the company pays fixed contributions without having a legal or constructive obligation to pay further contributions even if the fund does not have sufficient amounts to pay all employee benefits related to the employee’s service in the current and prior periods. Contributions to a defined contribution plan are recognized as an expense when they are deposited with the plan simultaneously with the receipt of work services from the employee, and no further provision is required in the financial statements.

In addition, the company has a defined benefit plan in respect of payment of severance pay in accordance with the Severance Pay Law. According to the law, employees are entitled to severance pay when they are dismissed or retiring from their employment. Severance pay is calculated based on the employee’s latest monthly salary on employment termination date multiplied by the number of years of employment. The liability for termination of employment is measured using the projected unit credit method for calculating actuarial value.

The actuarial calculation takes into account future pay rises and rates of employee turnover based on the estimated timing of payment. The amounts are presented as of balance sheet date based on discounted expected future cash flows using interest rates of high-quality Israeli corporate bonds with a term that is consistent with the estimated term of the relevant severance pay obligations. In addition, some of the Company’s employees are entitled to adaptation grants, which are accounted for as other long-term benefits and are also measured based on an actuarial valuation.

The Company deposits funds on a regular basis with pension funds and insurance companies (the “Plan Assets”) in respect of its severance pay obligations for some its employees. The Plan Assets are assets held with long-term employee benefit funds or with qualifying insurance policies. The Plan Assets are not available for the use of the Company’s creditors, and they cannot be paid directly to the Company. The Plan Assets are measured at fair value on each balance sheet date.

The liability for employee benefits, net, presented in the balance sheet represents the present value of the liability for defined benefit plans, net of the fair value of Plan Assets. Actuarial gains and losses are carried to other comprehensive income (loss) in the period in which they are incurred.

Revenue recognition
P.	Revenue recognition

Revenues from sale of goods are recognized in profit or loss at a point in time, upon the transfer of control of the goods sold to the customer. Control is normally transferred on the date on which the goods are received by the customer. Revenue is measured and recognized at the fair value of the consideration expected to be received according to the contract’s terms, net of amounts collected in favor of third parties (such as taxes). Revenue is recognized in profit or loss to the extent that it is probable that the economic benefits will flow to the Company and the revenue and costs, if relevant, can be measured reliably.

The Company generates its revenue through final sales of products to either distributers or end clients (usually security and military entities) and revenues are recognized upon acceptance of shipment by the customers. In the event where the agreement involves both the distributer and the end client the Company assesses whether it acts as a principal or an agent. The Company is a principal if it controls the specified good before that good is transferred to a customer. In assessing whether an entity controls the specified good prior to transfer to the customer, the Company consider whether it has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the asset. In cases where the company acts as a principal the Company recognizes revenue at the gross consideration amount. In cases where the Company acts as an agent, the Company recognizes the revenue as a net amount, after deducting the amounts due to the principal supplier.

Income which includes warranty services

Under its contracts, the Company may provide warranty services to its customers, in accordance with the provisions of law or industry practice. In any such contracts, the Company provides warranty services to ensure the quality of the sold product, rather than as an additional service rendered to the customer. The Company typically offers a warranty against any defects in manufacture or workmanship for a period of up to one year from the date of purchase. The Company maintains cash reserves for the potential warranty expenses based on historical warranty disbursements. Accordingly, the warranty does not constitute a separate performance obligation and therefore the Company records in its financial statements a provision for warranty in accordance with the provisions of IAS 37.

Income tax
Q.	Income tax

The tax results in respect of current or deferred taxes are carried to profit or loss, unless they relate to items carried to other comprehensive income or directly to equity.

(1)	Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted as of the reporting date, as well as adjustments to the tax liability payable in respect of prior years.

(2)	Deferred taxes

Deferred taxes are calculated for temporary differences between the amounts in the financial statements and the amounts taken into account for tax purposes.

Balances of deferred taxes are calculated at the tax rate that is expected to apply when the asset is disposed of or the liability settled, based on tax laws that have been enacted or substantively enacted as of the reporting date.

The Company assesses its deferred tax assets on each reporting date, and where it is not expected that they will be utilized they are written-down. Concurrently, temporary differences (such as carryforward losses for tax purposes), in respect of which deferred tax assets were not recognized, are assessed on each reporting date, and where it is expected that they will be utilized an appropriate deferred tax asset is recognized.

As of the reporting dates, and since it is not expected that the carryforward losses for tax purposes will be utilized, the Company did not recognize deferred tax assets.

Earnings (loss) per share
R.	Earnings (loss) per share

Basic earnings (loss) per share are calculated by dividing the net income (loss) attributed to the Company’s shareholders by the weighted average number of the outstanding ordinary shares during the period, with retrospective adjustment in respect of bonus shares, share consolidation and share splits.

When calculating the diluted earnings (loss) per share, the basic earnings (loss) per share will be adjusted to reflect the effect of potential ordinary shares (convertible securities such as warrants), so long as their effect is dilutive (i.e., they reduce the earnings per share). Potential ordinary shares that were converted into shares during the reporting period are included in the calculation of the diluted earnings (loss) per share only until the conversion date; as from that date, they are included in the calculation of the basic earnings (loss) per share.

Fair value measurement
T.	Fair value measurement

Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement assumes a transaction taking place in the principal market for the asset or liability, or in the absence of a principal market - in the most advantageous market. The fair value of an asset or liability is based on assumptions to be used by market participants to price the asset or liability, assuming that market participants act in their economic interests.

The Company uses valuation techniques that are appropriate to the circumstances and for which sufficient information is available to measure fair value, while maximizing the use of relevant observable data and minimizing the use of unobservable inputs.

The Company measures warrants and the SAFEs at fair value through profit and loss.

Changes in accounting policies
U.	Changes in accounting policies:

New standards, interpretations and amendments adopted from January 1, 2023

The following amendments are effective for the period beginning January 1, 2023:

Disclosure of Accounting Policies (Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements).

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. The amendments aim to make accounting policy disclosures more informative by replacing the requirement to disclose ’significant accounting policies’ with ‘material accounting policy information’. The amendments also provide guidance under what circumstance, the accounting policy information is likely to be considered material and therefore requiring disclosure. These amendments have no effect on the measurement or presentation of any items in the Consolidated Financial Statements of the Company but affect the disclosure of accounting policies of the Company.

The amendments to IAS 8, which added the definition of accounting estimates, clarify that the effects of a change in an input or measurement technique are changes in accounting estimates, unless resulting from the correction of prior period errors. These amendments clarify how entities make the distinction between changes in accounting estimates, changes in accounting policy and prior period errors. These amendments had no effect on the consolidated financial statements of the Company.

New standards, interpretations and amendments not yet effective:

The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the period beginning January 1, 2024:

●	IFRS 16 Leases (Amendment – Liability in a Sale and Leaseback)
●	IAS 1 Presentation of Financial Statements (Amendment – Classification of Liabilities as Current or Non-current)
●	Non-current Liabilities with Covenants (Amendments to IAS 1 Presentation of Financial Statements); and
●	Supplier Finance Arrangements (Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures).

The following amendments are effective for the period beginning January 1, 2025:

●	Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates).

The Company is currently assessing the impact of these new accounting standards and amendments.

The Company does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Company.

The areas requiring the use of estimates and critical judgments that may potentially have a significant impact on the Group’s earnings and financial position are capitalization and amortization of development costs and the useful life of property and equipment and share based payment.